Document and Entity Information	Jun. 24, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000310158
Document Type	8-K
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	Merck & Co., Inc.
Entity Incorporation State Country Code	NJ
Entity File Number	1-6571
Entity Tax Identification Number	22-1918501
Entity Address, Address Line One	2000 Galloping Hill Road
Entity Address, City or Town	Kenilworth
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07033
City Area Code	(908)
Local Phone Number	740-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.50 par value)
Trading Symbol	MRK
Security Exchange Name	NYSE
Sec 1.125 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2021
Trading Symbol	MRK/21
Security Exchange Name	NYSE
Sec 0.500 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2024
Trading Symbol	MRK24
Security Exchange Name	NYSE
Sec 1.875 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2026
Trading Symbol	MRK/26
Security Exchange Name	NYSE
Sec 2.500 Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Notes due 2034
Trading Symbol	MRK/34
Security Exchange Name	NYSE
Sec 1.375 Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2036
Trading Symbol	MRK36A
Security Exchange Name	NYSE